Share-based Payment - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Restricted stock unit Vesting Period In Share Based Payment Arrangement	30 years
Restricted shares recognized as expenses	¥ 3,387	¥ 2,598
Weighted average stock price at the date of exercise	¥ 4,148	¥ 3,160